BORROWINGS (Details Narrative) ¥ in Thousands, $ in Millions		1 Months Ended		6 Months Ended
	Sep. 13, 2024 CNY (¥) shares	Apr. 30, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Nov. 21, 2024 USD ($)	Nov. 21, 2024 CNY (¥)	Sep. 12, 2024 CNY (¥)
Short-Term Debt [Line Items]
Borrowings outstanding					¥ 211,200	¥ 175,700
Weighted average interest rate				6.40%	6.40%	6.00%
Short term weighted average interest rate				6.30%	6.30%	6.20%
Related Party [Member]
Short-Term Debt [Line Items]
Short-term borrowing						¥ 1,000
Long-term borrowing						53,900
Related Party [Member] | Long-Term Debt [Member]
Short-Term Debt [Line Items]
Long-term borrowing						53,913
Fixed annual interest rate				5.35%	5.35%
Repaid percentage				8.00%	8.00%
Nonrelated Party [Member]
Short-Term Debt [Line Items]
Long-term borrowing					¥ 14,300
Nonrelated Party [Member] | Long-Term Debt [Member]
Short-Term Debt [Line Items]
Long-term borrowing					¥ 14,317
Fixed annual interest rate				8.00%	8.00%
Inventory Pledged Financing Facility [Member]
Short-Term Debt [Line Items]
Borrowings outstanding					¥ 152,800	126,300
Inventory Pledged Financing Unused Facility [Member]
Short-Term Debt [Line Items]
Borrowings outstanding					276,100	253,700
Loan Agreement [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Common stock subscriptions, shares | shares	1,543,845,204
Common stock subscriptions, value	¥ 7,500
Loan Agreement [Member] | Long-Term Debt [Member]
Short-Term Debt [Line Items]
Long-term borrowing							$ 2.0	¥ 14,300
Fixed annual interest rate							8.00%	8.00%
Repayment of long-term debt	7,500
Fair value amounting	¥ 63,400
Loan Agreement [Member] | Pintu Beijing [Member] | Long-Term Debt [Member]
Short-Term Debt [Line Items]
Long-term borrowing									¥ 7,500
Fixed annual interest rate									5.35%
Repaid percentage									8.00%
Principal and interests amount		¥ 55,000	¥ 55,000
Working Capital Facility [Member]
Short-Term Debt [Line Items]
Short-term borrowing					¥ 152,800	¥ 126,300
Inventory Pledged Financing Facility [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Monthly interest rate				4.00%
Inventory Pledged Financing Facility [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Monthly interest rate				9.00%